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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 2.7%
131,202		BHP Billiton Ltd.	$6,297,372	2.7

		Brazil: 1.8%
139,300		Banco do Brasil SA	2,512,716	1.0
140,500	L	Gafisa SA ADR	1,804,020	0.8
			4,316,736	1.8
		Canada: 2.8%
35,900		Barrick Gold Corp.	1,863,569	0.8
47,200		Suncor Energy, Inc.	2,116,448	0.9
29,600	L	Toronto-Dominion Bank	2,619,577	1.1
			6,599,594	2.8
		China: 2.9%
3,863,000		China Construction Bank	3,616,484	1.5
5,038,000		China Railway Group Ltd.	3,250,435	1.4
			6,866,919	2.9
		Denmark: 2.3%
28,657		Carlsberg A/S	3,081,591	1.3
104,495	@	Danske Bank A/S	2,309,860	1.0
			5,391,451	2.3
		Finland: 1.2%
86,246		Fortum OYJ	2,928,161	1.2

		France: 15.9%
68,466		Accor SA	3,076,770	1.3
199,200	@	Air France-KLM	3,320,487	1.4
205,679		AXA SA	4,297,457	1.8
64,544		BNP Paribas	4,718,448	2.0
49,358		Cap Gemini SA	2,865,869	1.2
37,512		Carrefour SA	1,657,267	0.7
48,325		Compagnie Generale des Etablissements Michelin	4,076,127	1.7
48,718		Sanofi-Aventis SA	3,413,880	1.4
114,182		Total SA	6,957,486	3.0
104,022		Veolia Environnement	3,239,751	1.4
			37,623,542	15.9
		Germany: 11.2%
34,092		Allianz SE	4,773,732	1.9
69,013		Deutsche Bank AG	4,046,335	1.7
284,163		Deutsche Telekom AG	4,395,514	1.9
33,360		Metro AG	2,272,172	1.0
15,294		Muenchener Rueckversicherungs AG	2,405,876	1.0
67,342		SAP AG	4,118,644	1.7
34,201		Siemens AG	4,678,284	2.0
			26,690,557	11.2
		Hong Kong: 2.4%
147,000		Cheung Kong Holdings Ltd.	2,396,075	1.0
479,500		HongKong Electric Holdings	3,205,482	1.4
			5,601,557	2.4
		Ireland: 0.7%
136,940	@	Smurfit Kappa PLC	1,736,931	0.7

		Israel: 0.7%
34,100		Teva Pharmaceutical Industries Ltd. ADR	1,710,797	0.7

		Italy: 3.1%
401,173		Enel S.p.A.	2,527,284	1.1
264,058		Fiat S.p.A.	2,386,507	1.0
178,641	@	Fiat Industrial SpA	2,564,601	1.0
			7,478,392	3.1
		Japan: 20.6%
782,000		Hitachi Ltd.	4,070,762	1.7
896		Inpex Corp.	6,778,774	3.0
164,000		JGC Corp.	3,827,143	1.6
174,600		Mitsubishi Corp.	4,841,382	2.0
607,100		Nissan Motor Co., Ltd.	5,392,885	2.4
2,055		NTT DoCoMo, Inc.	3,587,506	1.5
146,200		Omron Corp.	4,115,884	1.7
123,700		Seven & I Holdings Co., Ltd.	3,151,079	1.3
104,800		Sumitomo Mitsui Financial Group, Inc.	3,251,452	1.4
63,200		Takeda Pharmaceutical Co., Ltd.	2,948,636	1.2
141,800		Tokio Marine Holdings, Inc.	3,785,979	1.6
53,700		Tokyo Electron Ltd.	2,960,667	1.2
			48,712,149	20.6
		Netherlands: 6.6%
90,213	@	European Aeronautic Defence and Space Co. NV	2,627,403	1.1
22,556	L	Nutreco Holding NV	1,654,320	0.7
180,692		Royal Dutch Shell PLC - Class A	6,554,355	2.8
154,472		Unilever NV	4,839,990	2.0
			15,676,068	6.6
		Poland: 1.0%
161,882		Powszechna Kasa Oszczednosci Bank Polski SA	2,490,163	1.0

		Portugal: 1.1%
654,952		EDP - Energias de Portugal SA	2,549,942	1.1

		Singapore: 1.4%
230,000		United Overseas Bank Ltd.	3,429,203	1.4

		Spain: 1.2%
247,661		Banco Santander SA	2,888,707	1.2

		Sweden: 1.0%
148,119		Svenska Cellulosa AB	2,383,565	1.0

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland: 6.6%
82,307		Novartis AG	$4,457,006	1.9
228,635	@	UBS AG	4,113,161	1.7
202,367		Xstrata PLC	4,721,569	2.0
8,573		Zurich Financial Services AG	2,396,471	1.0
			15,688,207	6.6
		United Kingdom: 11.5%
877,986		Barclays PLC	3,942,144	1.6
112,100		BP PLC ADR	4,948,094	2.1
189,039		GlaxoSmithKline PLC	3,602,097	1.5
340,201		HSBC Holdings PLC	3,513,994	1.5
408,411		J Sainsbury Plc	2,194,021	0.9
140,119		Kazakhmys PLC	3,129,254	1.3
2,131,454		Vodafone Group PLC	6,074,278	2.6
			27,403,882	11.5
		Total Common Stock
		(Cost $220,366,773)	234,463,895	98.7
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc): 1.6%
3,572,263		BNY Mellon Overnight Government Fund(1)	3,572,263	1.5
344,567	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	275,654	0.1
		Total Securities Lending Collateral
		(Cost $3,916,830)	3,847,917	1.6

		Mutual Funds: 1.0%
2,391,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $2,391,000)	2,391,000	1.0
		Total Short-Term Investments
		(Cost $6,307,830)	6,238,917	2.6
		Total Investments in Securities (Cost $226,674,603)*	240,702,812	101.3
		Liabilities in Excess of Other Assets	(3,174,639)	(1.3)
		Net Assets	$237,528,173	100.0

	@	Non-Income Producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $227,436,853.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$22,050,973
		Gross Unrealized Depreciation	(8,785,014)
		Net Unrealized appreciation	$13,265,959

Industry	Percentage of Net Assets
Consumer Discretionary	8.1%
Consumer Staples	7.9
Energy	11.5
Financials	26.8
Health Care	6.8
Industrials	9.5
Information Technology	7.6
Materials	8.5
Telecommunication Services	5.9
Utilities	6.1
Short-Term Investments	2.6
Other Assets and Liabilities - Net	(1.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities: ,

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Common Stock*	$234,463,895	$—	$—	$234,463,895
Short-Term Investments	5,963,263	—	275,654	6,238,917
Total Investments, at value	$240,427,158	$—	$275,654	$240,702,812

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Fund to recognize transfers at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 16.5%
385,130	@	Bed Bath & Beyond, Inc.	$18,590,224	1.9
255,816		Coach, Inc.	13,312,665	1.4
382,040		Harley-Davidson, Inc.	16,232,880	1.7
161,640	@	Liberty Media Corp. - Starz	12,543,264	1.4
380,120	@	LKQ Corp.	9,160,892	1.0
367,060		Marriott International, Inc.	13,059,995	1.4
80,530	@	Panera Bread Co.	10,227,310	1.1
32,190	@	Priceline.com, Inc.	16,302,304	1.8
593,110		Regal Entertainment Group	8,006,985	0.9
205,980		Ross Stores, Inc.	14,649,298	1.6
252,883	@	WMS Industries, Inc.	8,939,414	1.0
376,204		Wyndham Worldwide Corp.	11,967,049	1.3
			152,992,280	16.5
		Consumer Staples: 5.3%
578,630		Coca-Cola Enterprises, Inc.	15,796,599	1.7
144,470		Herbalife Ltd.	11,754,079	1.3
273,160		Hershey Co.	14,846,246	1.5
109,248		Whole Foods Market, Inc.	7,199,443	0.8
			49,596,367	5.3
		Energy: 6.6%
187,570	@, L	Alpha Natural Resources, Inc.	11,136,031	1.2
405,789		Arch Coal, Inc.	14,624,635	1.6
373,780	@	McMoRan Exploration Co.	6,619,644	0.7
284,740		Range Resources Corp.	16,645,901	1.8
170,480	@	Whiting Petroleum Corp.	12,521,756	1.3
			61,547,967	6.6
		Financials: 7.0%
657,960		Fifth Third Bancorp	9,132,485	1.0
406,557	@	Invesco Ltd.	10,391,597	1.1
99,630		Jones Lang LaSalle, Inc.	9,937,096	1.1
275,990		Lazard Ltd.	11,475,664	1.3
504,420		Marsh & McLennan Cos., Inc.	15,036,760	1.6
419,180		TD Ameritrade Holding Corp.	8,748,287	0.9
			64,721,889	7.0
		Health Care: 14.3%
242,610		Aetna, Inc.	9,080,892	1.0
368,320	@	Agilent Technologies, Inc.	16,493,370	1.8
384,520		AmerisourceBergen Corp.	15,211,611	1.7
150,490		Cooper Cos., Inc.	10,451,531	1.1
520,600	@	Healthsouth Corp.	13,004,588	1.4
197,710	@	Laboratory Corp. of America Holdings	18,215,022	1.9
293,730		St Jude Medical, Inc.	15,056,599	1.6
206,717	@, L	Valeant Pharmaceuticals International, Inc.	10,296,574	1.1
147,850	@	Waters Corp.	12,848,165	1.4
219,856	@	Watson Pharmaceuticals, Inc.	12,314,135	1.3
			132,972,487	14.3
		Industrials: 17.5%
172,950		Acuity Brands, Inc.	10,115,846	1.1
189,820		Brady Corp.	6,774,676	0.7
91,463	@	Cooper Industries PLC	5,935,949	0.6
229,180		Donaldson Co., Inc.	14,046,442	1.5
162,950		Dover Corp.	10,712,333	1.2
141,257		Gardner Denver, Inc.	11,022,284	1.2
66,000		Joy Global, Inc.	6,521,460	0.7
135,680		Regal-Beloit Corp.	10,017,254	1.1
167,262		Roper Industries, Inc.	14,461,472	1.6
67,130	@	Stericycle, Inc.	5,952,417	0.6
165,350	@	TransDigm Group, Inc.	13,861,291	1.5
323,310		Trinity Industries, Inc.	11,855,778	1.3
325,190	@	Verisk Analytics, Inc.	10,653,224	1.1
156,700	@	WABCO Holdings, Inc.	9,658,988	1.0
416,580		Waste Connections, Inc.	11,993,338	1.3
265,974		Woodward Governor Co.	9,192,061	1.0
			162,774,813	17.5
		Information Technology: 23.6%
86,094	@	Adobe Systems, Inc.	2,854,877	0.3
381,780		Analog Devices, Inc.	15,034,495	1.7
78,265	@	ANSYS, Inc.	4,241,180	0.5
340,103	@	Autodesk, Inc.	15,001,943	1.6
313,880	@	BMC Software, Inc.	15,612,391	1.7
221,900		Broadcom Corp.	8,738,422	0.9
184,550	@	Check Point Software Technologies	9,421,278	1.0
247,972	@	Citrix Systems, Inc.	18,216,023	2.0
281,690	@	Gartner, Inc.	11,738,022	1.3
303,090	@	Intuit, Inc.	16,094,079	1.7
183,540		KLA-Tencor Corp.	8,694,290	0.9
236,830	@	Lam Research Corp.	13,418,788	1.4
844,860	@	Marvell Technology Group Ltd.	13,137,573	1.4
238,380	@	Micros Systems, Inc.	11,783,123	1.3
363,754	@	NetApp, Inc.	17,525,668	1.9
492,160	@	QLogic Corp.	9,129,568	1.0
349,550	@	VeriSign, Inc.	12,657,206	1.4
726,360		Western Union Co.	15,086,498	1.6
			218,385,424	23.6
		Materials: 4.3%
229,550		Albemarle Corp.	13,720,204	1.5
58,010		Cliffs Natural Resources, Inc.	5,701,223	0.6
112,450		Ecolab, Inc.	5,737,199	0.6

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
226,600		Sigma-Aldrich Corp.	$14,420,823	1.6
			39,579,449	4.3
		Telecommunication Services: 1.3%
306,540	@	SBA Communications Corp.	12,163,507	1.3
		Total Common Stock
		(Cost $684,708,277)	894,734,183	96.4

REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Financials: 1.2%
192,470	L	Digital Realty Trust, Inc.	11,190,206	1.2
		Total Real Estate Investment Trusts
		(Cost $11,269,027)	11,190,206	1.2

EXCHANGE-TRADED FUNDS: 0.7%
		Financials: 0.7%
105,960		iShares Russell Midcap Growth Index Fund	6,454,024	0.7
		Total Exchange-Traded Funds
		(Cost $5,426,046)	6,454,024	0.7
		Total Long-Term Investments
		(Cost $701,403,350)	912,378,413	98.3
SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateral(cc): 2.5%
21,672,204		BNY Mellon Overnight Government Fund(1)	21,672,204	2.3
1,315,745	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,052,596	0.2
		Total Securities Lending Collateral
		(Cost $22,987,949)	22,724,800	2.5

		Mutual Funds: 1.4%
13,208,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $13,208,000)	13,208,000	1.4
		Total Short-Term Investments
		(Cost $36,195,949)	35,932,800	3.9
		Total Investments in Securities (Cost $737,599,299)*	948,311,213	102.2
		Liabilities in Excess of Other Assets	(20,587,888)	(2.2)
		Net Assets	$927,723,325	100.0

	@	Non-Income Producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $739,136,090.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$212,202,444
		Gross Unrealized Depreciation	(3,027,321)
		Net Unrealized appreciation	$209,175,123

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities: ,

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Common Stock*	$894,734,183	$—	$—	$894,734,183
Real Estate Investment Trusts	11,190,206	—	—	11,190,206
Exchange-Traded Funds	6,454,024	—	—	6,454,024
Short-Term Investments	34,880,204	—	1,052,596	35,932,800
Total Investments, at value	$947,258,617	$—	$1,052,596	$948,311,213

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Fund to recognize transfers at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.3%
		Consumer Discretionary: 16.5%
44,849		Arbitron, Inc.	$1,795,305	0.9
37,400	@	Bally Technologies, Inc.	1,415,590	0.7
68,900	@	California Pizza Kitchen, Inc.	1,163,032	0.6
18,800	@	Childrens Place Retail Stores, Inc.	936,804	0.5
38,266		Cinemark Holdings, Inc.	740,447	0.4
93,000	@	Collective Brands, Inc.	2,006,940	1.0
71,409		Cooper Tire & Rubber Co.	1,838,782	0.9
20,700	L	Gildan Activewear, Inc.	678,339	0.3
44,099	@	Hibbett Sporting Goods, Inc.	1,579,185	0.8
32,400	@	Imax Corp.	1,036,152	0.5
61,400	@	Jack in the Box, Inc.	1,392,552	0.7
58,304	@	Life Time Fitness, Inc.	2,175,322	1.0
57,198	@	LKQ Corp.	1,378,472	0.7
24,707	@, L	Lumber Liquidators Holdings, Inc.	617,428	0.3
49,850		Monro Muffler Brake, Inc.	1,644,053	0.8
143,476	@	OfficeMax, Inc.	1,856,579	0.9
43,500		PF Chang’s China Bistro, Inc.	2,009,266	0.9
16,100		Polaris Industries, Inc.	1,401,022	0.7
39,994		Pool Corp.	964,255	0.5
133,900	@	Sally Beauty Holdings, Inc.	1,875,939	0.9
223,200	@, L	Smith & Wesson Holding Corp.	792,360	0.4
30,329	@	Steiner Leisure Ltd.	1,403,020	0.7
148,200	@, L	Talbots, Inc.	895,128	0.4
80,033	@	Wet Seal, Inc.	342,541	0.2
48,500		Wyndham Worldwide Corp.	1,542,785	0.8
			33,481,298	16.5
		Consumer Staples: 2.5%
42,900		Casey’s General Stores, Inc.	1,673,100	0.8
36,600	L	Diamond Foods, Inc.	2,042,280	1.1
46,300	L	Flowers Foods, Inc.	1,260,749	0.6
			4,976,129	2.5
		Energy: 4.1%
41,800	@	Bill Barrett Corp.	1,668,238	0.8
49,400	@	Carrizo Oil & Gas, Inc.	1,824,342	0.9
25,882	@	Dril-Quip, Inc.	2,045,454	1.0
14,100		Holly Corp.	856,716	0.4
110,615	@	McMoRan Exploration Co.	1,958,992	1.0
			8,353,742	4.1
		Financials: 4.7%
65,562	@	Ezcorp, Inc.	2,057,991	1.0
65,770		Janus Capital Group, Inc.	820,152	0.4
15,162	@	Portfolio Recovery Associates, Inc.	1,290,741	0.6
25,700	@	Signature Bank	1,449,480	0.7
27,060	@	Stifel Financial Corp.	1,942,638	1.0
33,900	@	SVB Financial Group	1,929,927	1.0
			9,490,929	4.7
		Health Care: 17.1%
29,300	@	Acorda Therapeutics, Inc.	679,760	0.3
9,242	@	AMERIGROUP Corp.	593,799	0.3
19,600	@	Anthera Pharmaceuticals, Inc.	132,496	0.1
28,700	@, L	Auxilium Pharmaceuticals, Inc.	616,189	0.3
26,300	@	BioMarin Pharmaceutical, Inc.	660,919	0.3
4,985	@	Bio-Rad Laboratories, Inc.	598,898	0.3
42,954	@	Centene Corp.	1,416,623	0.7
33,400		Chemed Corp.	2,224,774	1.1
24,100	@	Cubist Pharmaceuticals, Inc.	608,284	0.3
20,488	@	Haemonetics Corp.	1,342,784	0.7
99,731	@	Healthsouth Corp.	2,491,280	1.2
82,000	@	Inspire Pharmaceuticals, Inc.	324,720	0.2
21,400	@	InterMune, Inc.	1,009,866	0.6
17,770	@	IPC The Hospitalist Co., Inc.	806,936	0.4
31,700	@	Luminex Corp.	594,692	0.3
56,700	@	MedAssets, Inc.	865,809	0.4
39,100	@	Medicines Co.	636,939	0.3
21,005	@	Mednax, Inc.	1,399,143	0.7
57,491		Meridian Bioscience, Inc.	1,379,209	0.7
48,900	@	Merit Medical Systems, Inc.	959,418	0.5
42,100	@, L	Momenta Pharmaceuticals, Inc.	667,285	0.3
78,120	@	Nektar Therapeutics	739,796	0.4
19,018	@	Neogen Corp.	786,965	0.4
20,124	@, L	OncoGenex Pharmaceutical, Inc.	308,702	0.2
41,300	@	Onyx Pharmaceuticals, Inc.	1,452,934	0.7
53,200	@	Optimer Pharmaceuticals, Inc.	629,356	0.3
39,650		Owens & Minor, Inc.	1,287,832	0.6
42,800	@	PSS World Medical, Inc.	1,162,020	0.6
23,100	@	Salix Pharmaceuticals Ltd.	809,193	0.4
64,300	@, L	Savient Pharmaceuticals, Inc.	681,580	0.3
57,000	@, L	Seattle Genetics, Inc.	887,490	0.4
13,966	@	SonoSite, Inc.	465,347	0.2
43,900		Steris Corp.	1,516,306	0.7
44,500	@	Thoratec Corp.	1,153,885	0.6
37,300		Universal Health Services, Inc.	1,842,993	0.9
39,673	@	Vanda Pharmaceuticals, Inc.	289,216	0.1

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
154,222	@	Vical, Inc.	$456,497	0.2
30,600	@, L	Vivus, Inc.	189,414	0.1
			34,669,349	17.1
		Industrials: 17.7%
70,935		Actuant Corp.	2,057,115	1.0
39,896		Acuity Brands, Inc.	2,333,518	1.2
19,344	@	Advisory Board Co.	996,216	0.5
31,000	@, L	Allegiant Travel Co.	1,358,110	0.7
13,396	@	Clean Harbors, Inc.	1,321,649	0.7
29,837	@	EnPro Industries, Inc.	1,083,680	0.5
43,900	@	Genesee & Wyoming, Inc.	2,554,980	1.3
69,300	@	Geo Group, Inc.	1,776,852	0.8
32,896		Gorman-Rupp Co.	1,295,773	0.6
78,150		Healthcare Services Group, Inc.	1,373,877	0.7
89,200	@	Hexcel Corp.	1,756,348	0.9
86,900		Knight Transportation, Inc.	1,672,825	0.8
4,400	@	Moog, Inc.	202,004	0.1
19,000		Nordson Corp.	2,186,140	1.1
19,000		Regal-Beloit Corp.	1,402,770	0.7
54,628		Simpson Manufacturing Co., Inc.	1,609,341	0.8
71,804	@	SYKES Enterprises, Inc.	1,419,565	0.7
23,800	@	Teledyne Technologies, Inc.	1,230,698	0.6
21,800		Toro Co.	1,443,596	0.7
60,000	@	TrueBlue, Inc.	1,007,400	0.5
46,763		Waste Connections, Inc.	1,346,307	0.6
34,100		Watsco, Inc.	2,377,111	1.2
60,390		Woodward Governor Co.	2,087,078	1.0
			35,892,953	17.7
		Information Technology: 25.4%
22,900	@	Acme Packet, Inc.	1,624,984	0.9
45,200		Adtran, Inc.	1,919,191	1.0
54,889	@	Advanced Energy Industries, Inc.	897,435	0.4
31,438	@	ANSYS, Inc.	1,703,625	0.8
58,300	@	Ariba, Inc.	1,990,362	1.0
20,400	@	Aruba Networks, Inc.	690,336	0.3
89,300	@	Aspen Technology, Inc.	1,338,607	0.7
71,415		Blackbaud, Inc.	1,945,345	1.0
49,400	@, L	Blackboard, Inc.	1,790,256	0.9
54,404	@	Blue Coat Systems, Inc.	1,532,016	0.8
54,000		Cognex Corp.	1,525,500	0.8
41,038	@	Concur Technologies, Inc.	2,275,557	1.1
51,062	@	DealerTrack Holdings, Inc.	1,172,384	0.6
45,200		EPIQ Systems, Inc.	649,072	0.3
75,962	@	Formfactor, Inc.	782,409	0.4
24,500	@	Informatica Corp.	1,279,635	0.6
199,500	@	Integrated Device Technology, Inc.	1,470,315	0.7
30,700	@, L	LogMeIn, Inc.	1,294,312	0.6
24,757	@, L	Meru Networks, Inc.	502,815	0.2
34,100	@	Micros Systems, Inc.	1,685,563	0.9
47,200		MKS Instruments, Inc.	1,571,760	0.8
57,100	@	Monolithic Power Systems, Inc.	810,249	0.4
19,000	@	Multi-Fineline Electronix, Inc.	536,180	0.3
40,513		National Instruments Corp.	1,327,611	0.7
108,400	@	Parametric Technology Corp.	2,437,915	1.1
56,442	@	Plexus Corp.	1,978,857	0.9
27,000	@	Polycom, Inc.	1,399,950	0.7
50,000	@	Quest Software, Inc.	1,269,500	0.6
4,088	@	Radiant Systems, Inc.	72,358	0.0
25,400	@	Riverbed Technolgoy, Inc.	956,310	0.5
21,527	@	Scansource, Inc.	817,811	0.4
54,700	@	Semtech Corp.	1,368,594	0.7
43,300	@	SolarWinds, Inc.	1,015,818	0.5
39,188	@	Sourcefire, Inc.	1,078,062	0.5
31,700	@	SRA International, Inc.	899,012	0.4
46,400	@, L	Synaptics, Inc.	1,253,728	0.6
59,900	@	Taleo Corp.	2,135,435	1.1
30,200	@	Tekelec	245,224	0.1
63,424	@	Verigy Ltd.	893,644	0.4
63,100	@	Websense, Inc.	1,449,407	0.7
			51,587,144	25.4
		Materials: 3.6%
71,600		Commercial Metals Co.	1,236,532	0.6
41,600		HB Fuller Co.	893,568	0.4
21,100		Minerals Technologies, Inc.	1,445,772	0.8
60,400		Silgan Holdings, Inc.	2,303,656	1.1
64,100		Worthington Industries, Inc.	1,340,972	0.7
			7,220,500	3.6
		Telecommunication Services: 1.0%
78,228		Alaska Communications Systems Group, Inc.	833,128	0.4
27,900	@	SBA Communications Corp.	1,107,072	0.6
			1,940,200	1.0
		Utilities: 0.7%
38,598		Unisource Energy Corp.	1,394,546	0.7
		Total Common Stock
		(Cost $152,219,579)	189,006,790	93.3
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Financials: 2.2%
25,000	L	Digital Realty Trust, Inc.	1,453,500	0.7
217,579		Hersha Hospitality Trust	1,292,419	0.6

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
61,200		Tanger Factory Outlet Centers, Inc.	$1,605,888	0.9
		Total Real Estate Investment Trusts
		(Cost $3,668,553)	4,351,807	2.2
EXCHANGE-TRADED FUNDS: 1.8%
		Financials: 1.8%
37,407		iShares Russell 2000 Growth Index Fund	3,566,383	1.8
		Total Exchange-Traded Funds
		(Cost $3,271,841)	3,566,383	1.8
		Total Long-Term Investments
		(Cost $159,159,973)	196,924,980	97.3
SHORT-TERM INVESTMENTS: 8.5%
		Securities Lending Collateral(cc): 6.0%
11,654,048		BNY Mellon Overnight Government Fund(1)	11,654,048	5.8
467,298	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	373,839	0.2
		Total Securities Lending Collateral
		(Cost $12,121,346)	12,027,887	6.0
		Mutual Funds: 2.5%
5,148,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $5,148,000)	5,148,000	2.5
		Total Short-Term Investments
		(Cost $17,269,346)	17,175,887	8.5
		Total Investments in Securities (Cost $176,429,319)*	214,100,867	105.8
		Liabilities in Excess of Other Assets	(11,749,316)	(5.8)
		Net Assets	$202,351,551	100.0

	@	Non-Income Producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $179,128,308.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$40,847,421
		Gross Unrealized Depreciation	(5,874,862)
		Net Unrealized appreciation	$34,972,559

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities: ,

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Common Stock*	$189,006,790	$—	$—	$189,006,790
Real Estate Investment Trusts	4,351,807	—	—	4,351,807
Exchange-Traded Funds	3,566,383	—	—	3,566,383
Short-Term Investments	16,802,048	—	373,839	17,175,887
Total Investments, at value	$213,727,028	$—	$373,839	$214,100,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Fund to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 25, 2011